OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Lease	$ 361,232
Non- lease	220,617
Total	581,849	$ 433,755
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	327,497
Non- lease	17,744
Total	345,241	205,518
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	33,735
Non- lease	202,423
Total	236,158	227,223
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non- lease	450
Total	$ 450	$ 1,014